CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Successor	Successor	Predecessor
Revenue	$ 6,836	$ 8,755	$ 22,172	$ 62,923	$ 55,706
Cost of service	34	71	295	619	326
Gross profit	6,802	8,684	21,877	62,304	55,380
Operating expenses:
Selling, general and administrative	4,344	8,667	15,389	60,565	36,783
Share-based compensation		71,363	4,103	83,421
Management incentive plan					893
Amortization and depreciation	2,584	7,115	14,080	43,005	19,132
Impairment-decommission of cell sites	530	521	687	1,975	2,570
Total operating expenses	7,458	87,666	34,259	188,966	59,378
Operating loss	(656)	(78,982)	(12,382)	(126,662)	(3,998)
Other income (expense):
Realized and unrealized (loss) gain on foreign currency debt	11,500	4,269	14,607	(40,434)	(6,118)
Interest expense, net	(3,623)	(3,534)	(8,987)	(25,201)	(32,038)
Other income (expense), net	(277)	153	(2,145)	1,916	177
Gain on extinguishment of debt				1,264
Total other income (expense), net	7,600	888	3,475	(62,455)	(37,979)
Income (loss) before income tax expense	6,944	(78,094)	(8,907)	(189,117)	(41,977)
Income tax expense (benefit)	767	987	(722)	2,825	2,468
Net income (loss)	$ 6,177	(79,081)	(8,185)	(191,942)	$ (44,445)
Net loss attributable to noncontrolling interest		(771)	(606)	(9,851)
Net loss attributable to Radius Global Infrastructure, Inc. common shareholders		(78,310)	(7,579)	$ (182,091)
Stock dividend payment to holders of Series A Founders Preferred Stock			(31,391)
Net loss attributable to common stockholders		$ (78,310)	$ (38,970)
Loss per common share:
Basic and diluted		$ (1.34)	$ (0.66)	$ (3.12)
Weighted average common shares outstanding:
Basic and diluted		58,425,000	59,479,707	58,425,000